ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

July 5, 2019	Chelsea M. Childs T +1 415 315 6374 chelsea.childs@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust VII

Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust VII, a Delaware statutory trust (the “Trust”). The Trust has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $121.20 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6374.

Very truly yours,

/s/ Chelsea M. Childs

Chelsea M. Childs

cc:	Lauren D. Macioce

Charles L. Nail

Elizabeth J. Reza

Gregory C. Davis